Shareholder Report, Average Annual Return (Details)		11 Months Ended	12 Months Ended
		Apr. 30, 2026	Apr. 30, 2026
C000259986
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CORE16 Best of Breed Premier Index ETF
Without Sales Load [Member] | C000259986
Average Annual Return [Line Items]
Average Annual Return, Percent		23.49%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent		22.73%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.